ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	8 Months Ended	6 Months Ended
	Aug. 31, 2014	Feb. 28, 2015
Fair Value Assumptions, Risk-free interest rate	2.12%
Fair Value Assumptions, Expected Life	7 years
Fair Value Assumptions, Expected Dividend	0.00%
Fair Value Assumptions, Expected Volatility	30.00%
Warrant [Member]
Fair Value Assumptions, Risk-free interest rate		1.10%
Fair Value Assumptions, Expected Life		3 years
Fair Value Assumptions, Expected Dividend		0.00%
Fair Value Assumptions, Expected Volatility		60.00%